Other Net Income - Summary of Other Net Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other operating income [Line Items]
Government grants	¥ 4,040	¥ 4,209	¥ 4,129
Gains/(losses) on disposal of property, plant and equipment, net	363	57	140
Others	364	420	855
Other net income	4,767	4,686	5,124
Aircraft and spare engines and construction in progress [member]
Disclosure of other operating income [Line Items]
Gains/(losses) on disposal of property, plant and equipment, net	149	(18)	34
Other Property Plant And Equipment And Right Of Use Assets [Member]
Disclosure of other operating income [Line Items]
Gains/(losses) on disposal of property, plant and equipment, net	¥ 214	¥ 75	¥ 106